WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Warrants
SCHEDULE OF CLASS OF WARRANT

	Number of warrants issued	Weighted-average exercise price	Number of warrants exercised	Number of warrants outstanding
Pre-IPO convertible notes	2,900,904	$5.31	—	2,900,904
IPO tradeable	2,326,835	3.06	(725,580)	1,601,255
IPO non-tradeable	3,015,464	3.06	(311,006)	2,704,458
Direct offering March 8, 2024	1,600,000	1.64	(1,066,667)	533,333
Placement agent direct offering March 8, 2024	32,000	1.64	—	32,000
Inducement/direct offering August 5, 2024	1,752,082	1.50	—	1,752,082
Placement agent direct offering August 5, 2024	49,862	1.50	—	49,862
Direct offering October 21, 2024	2,662,782	1.50	—	2,662,782
Placement agent direct offering October 21, 2024	61,448	1.50	—	61,448
Balance at December 31, 2024	14,401,377	$2.95	(2,103,253)	12,298,124